Business combination - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions			2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Jul. 28, 2023 USD ($)	Apr. 03, 2023 USD ($) rig $ / shares shares	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) rig business_acquisition	Dec. 31, 2021 USD ($)	May 19, 2023 contract
Business Combination Segment Allocation [Line Items]
Number of businesses acquired | business_acquisition						2
Number of offshore drilling units owned by the company | rig						19
Number of tender-assist drilling units sold | contract								3
Proceeds from sales of tender-assist units	$ 84		$ 0		$ 0	$ 84	$ 0
Issuance costs						4
Initial accounting incomplete, adjustment, financial liabilities						49
Initial accounting incomplete, adjustment, financial assets, current						6
Initial accounting incomplete, adjustment, financial assets, non-current						1
Additional paid in capital
Business Combination Segment Allocation [Line Items]
Issuance costs						4
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Acquisition cost expensed				$ 2	5
Seadrill Limited
Business Combination Segment Allocation [Line Items]
Acquisition cost expensed				$ 3	11
Seadrill Limited | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Ownership interest (as percent)		37.00%
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Shares issued on closing of Aquadrill acquisition | shares		29.9
Consideration settled by tax withholding		$ 30
Consideration settled in cash		$ 1
Acquisition cost expensed					$ 3	24
Cash paid per acquiree share (in USD per share) | $ / shares		$ 41.62
Aquadrill LLC | Additional paid in capital
Business Combination Segment Allocation [Line Items]
Issuance costs						$ 4
Aquadrill LLC | Drillships
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned by the company | rig		4
Aquadrill LLC | Benign environment semi-submersible
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned by the company | rig		1
Aquadrill LLC | Tender-Assist Units
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned by the company | rig		3